SHARE CAPITAL (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Proceeds from issuance of shares, net of issue costs	$ 6,788,988	$ 0	$ 2,604,453	$ 88,991	$ 147,837	$ 1,393,551
Debt Conversion, Converted Instrument, Shares Issued			33,333
Stock Issued During Period, Value, Stock Options Exercised			228,875
Share-based Compensation	371,637	0	112,573	0	0	117,192
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.35
Class of Warrant or Right, Outstanding	10,823,450
Secured Debt				241,185
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued			436,908
Debt Conversion, Converted Instrument, Amount			138,888
Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.23
Exchangable Shares [Member]
Stock Issued During Period, Shares, Other			10,792,335
Shares Issued, Price Per Share			$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			1,310,734
Stock Issued During Period, Value, Stock Options Exercised			228,875
Stock Transferred To Lenders	314,560
Stock Reimbursed To Officers	320,000
Share-based Compensation	210,323
Payments of Stock Issuance Costs			11,609
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	50,000,000
Stock Issued During The Period, Value, Issued On Private Placement	262,904
Secured Debt	241,185
First Closing [Member]
Stock Units Issued During Period	7,735,750
Proceeds From Issuance of Stock Units	6,188,600
Stock Units Issued During Period, Purchase Price Per Unit	0.80
Stock Units Description	Each Unit consists of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period	4 years
Bridge Loan	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40
Payments of Stock Issuance Costs	848,822
Class of Warrant or Right, Outstanding	773,575
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
First Closing [Member] | Investor [Member]
Stock Issued During Period, Shares, Acquisitions	7,735,750
First Closing [Member] | Drywave Stockholders [Member]
Stock Issued During Period, Shares, Acquisitions	6,000,000
First Closing [Member] | Broker warrants [Member]
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Second Closing [Member]
Stock Units Issued During Period	1,212,500
Proceeds From Issuance of Stock Units	970,000
Stock Units Description	Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40
Payments of Stock Issuance Costs	141,100
Class of Warrant or Right, Outstanding	121,250
Second Closing [Member] | Broker warrants [Member]
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Third Closing [Member]
Stock Units Issued During Period	891,250
Proceeds From Issuance of Stock Units	713,000
Stock Units Description	Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40
Payments of Stock Issuance Costs	97,098
Class of Warrant or Right, Outstanding	89,125
Third Closing [Member] | Broker warrants [Member]
Warrants Exercisable Period	4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Convertible Secured Promissory Note [Member]
Debt Conversion, Converted Instrument, Shares Issued			575,234
Debt Conversion, Converted Instrument, Amount			$ 124,523
Debt Conversion, Converted Instrument, Rate			20.00%